Ordinary Share	12 Months Ended
Dec. 31, 2024
Ordinary Share [Abstract]
ORDINARY SHARE

NOTE 15 — ORDINARY SHARE

As of December 31, 2024 and 2023,, the company’s authorized share capital will be HK$1,000,000,000 divided into 4,000,000,000 ordinary shares with a HK$0.25 (equivalent to US$0.03) par value per share. The issued and outstanding number of ordinary shares was 20,000,000 shares.